UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2013

Date of reporting period: December 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund II

Arizona Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.0%
Long-Term Municipal Bonds - 100.0%
Arizona - 80.7%
Arizona Brd of Regents (Univ of Arizona COP)
Series 2012C
5.00%, 6/01/29	$3,400	$3,908,606
Arizona COP
AGM Series 2008A
5.00%, 9/01/24	6,000	6,696,900
Arizona Dept of Admin Svc (Arizona Lottery)
AGM Series 2010A
5.00%, 7/01/28	6,000	6,837,000
Arizona Game & Fish Dept
5.00%, 7/01/26	1,000	1,056,650
Arizona Hlth Fac Auth (Blood Systems, Inc.)
Series 04
5.00%, 4/01/19	750	783,577
Arizona Hlth Fac Auth (Catholic Healthcare West)
Series 2009 D
5.00%, 7/01/28	1,000	1,097,380
Arizona St Univ (Arizona State Univ COP Rsch Infra)
AMBAC Series 05A
5.00%, 9/01/23	2,000	2,147,640
Arizona St West Campus Hsg
AMBAC Series 05
5.00%, 7/01/30	2,200	2,228,226
Arizona Trnsp Brd Hwy
Series 04B
5.00%, 7/01/24	4,300	4,558,645
Series 2011A
5.25%, 7/01/29	1,500	1,820,235
Arizona Wtr Infra Fin Auth
Series 06A
5.00%, 10/01/16 (Pre-refunded/ETM)	4,000	4,651,800
Arizona Wtr Infra Fin Auth (Arizona SRF)
Series 2012A
5.00%, 10/01/25	1,000	1,244,280
City of Tucson
5.00%, 7/01/28-7/01/29	2,360	2,782,107
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	395	356,010
Downtown Phoenix Hotel Corp AZ
FGIC Series 2005A
5.00%, 7/01/29	1,400	1,425,662
Estrella Mtn CFD AZ Desert Vlg
7.375%, 7/01/27	1,033	1,040,913
Estrella Mtn CFD AZ Golf Vlg
Series 01A
7.875%, 7/01/25	2,103	2,106,638

	Principal Amount (000)	U.S. $ Value
Glendale AZ Mun Property Corp. (Glendale AZ Excise Tax)
Series 2012C
5.00%, 7/01/38	$2,500	$2,693,575
Glendale AZ Wtr & Swr
5.00%, 7/01/28	2,000	2,357,220
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 99
5.95%, 10/01/23	3,160	3,162,149
Greater AZ Dev Auth
NPFGC Series 05A
5.00%, 8/01/21	1,600	1,720,288
NPFGC Series 05B
5.00%, 8/01/25	4,320	4,615,531
Hassayampa CFD #2 AZ (Hassayampa CFD #2 AZ Forst Rdg)
Series 00
7.50%, 7/01/24	455	457,179
Hassayampa CFD AZ
Series 96
7.75%, 7/01/21	1,540	1,556,632
Maricopa Cnty AZ USD #89 GO
6.25%, 7/01/26	3,700	4,351,755
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog)
8.00%, 5/01/25	2,000	2,479,620
Nogales AZ Mun Dev Auth Lease (Nogales AZ Lease Mun Dev Auth)
AMBAC Series 05
5.00%, 6/01/27	1,000	1,043,030
Northern Arizona Univ COP (No Arizona Univ COP Rsch Fac)
AMBAC Series 04
5.125%, 9/01/21-9/01/24	7,140	7,363,166
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
5.00%, 7/01/26	4,080	4,741,246
Series 2010A
5.00%, 7/01/31	2,000	2,253,720
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax)
NPFGC-RE Series 05A
5.00%, 7/01/23	5,500	5,974,705
Phoenix AZ IDA (Great Hearts Academies)
6.00%, 7/01/32	250	265,528
Phoenix AZ IDA (Higley AZ USD #60 Lease)
5.00%, 12/01/32	3,500	3,923,815
Phoenix AZ IDA (Phoenix AZ Lease - Capitol Mall)
AMBAC
5.00%, 9/15/25	5,935	6,161,954
Pima Cnty AZ IDA (American Charter Sch Fdntn)
Series 2007A
5.50%, 7/01/26	1,000	1,005,120

	Principal Amount (000)	U.S. $ Value
Pima Cnty AZ IDA (Horizon Learning Ctr)
Series 05
5.125%, 6/01/20	$1,500	$1,507,920
Pima Cnty AZ Swr
Series 2011B
5.00%, 7/01/26	1,000	1,188,520
Series 2012A
5.00%, 7/01/27	1,850	2,199,058
AGM
5.00%, 7/01/25	2,000	2,377,240
Pima County Regional Transportation Auth
5.00%, 6/01/26	3,000	3,548,040
Pinal Cnty AZ COP
Series 04
5.00%, 12/01/24	2,000	2,110,600
Pinal Cnty AZ IDA (Florence West Prison Proj)
ACA Series 06A
5.25%, 10/01/22	1,400	1,457,204
Queen Creek AZ ID #1
5.00%, 1/01/26	600	603,090
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2012A
5.00%, 12/01/29	3,000	3,667,500
Series A
5.00%, 1/01/29	3,400	3,931,658
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/22-12/01/23	1,165	1,374,033
Series 2007
5.00%, 12/01/37	1,000	1,122,800
Scottsdale AZ IDA (Scottsdale Healthcare)
5.00%, 9/01/23	1,500	1,633,800
AGM
5.00%, 9/01/35	1,500	1,655,235
Show Low AZ ID #6
ACA Series 00
6.00%, 1/01/18	630	633,226
Stoneridge CFD AZ
Series 01
6.75%, 7/15/26	1,650	1,571,394
Sundance AZ CFD #1
Series 02
7.75%, 7/01/22	1,039	1,039,655
Tempe AZ Excise Tax
5.00%, 7/01/15 (Pre-refunded/ETM)	1,035	1,152,648
Tucson AZ Arpt Auth
AMBAC Series 01
5.35%, 6/01/31	6,475	6,483,417
Tucson AZ IDA (Univ of AZ/Marshall Foundation)
AMBAC Series 02A
5.00%, 7/15/32	1,000	1,000,920

		141,126,460

California - 1.6%
Vista CA USD GO
5.00%, 8/01/28	2,290	2,744,565

	Principal Amount (000)	U.S. $ Value
District of Columbia - 1.4%
District of Columbia Tax Incr
5.25%, 12/01/26	$2,040	$2,499,694

Florida - 0.5%
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	905	908,629

Illinois - 2.9%
Chicago IL Wtr
5.00%, 11/01/28	2,000	2,360,500
Cook Cnty IL Forest Presv Dist
Series 2012C
5.00%, 12/15/32	2,360	2,731,039

		5,091,539

New York - 1.9%
New York St Dormitory Auth (State Univ of New York)
Series 2012A
5.00%, 7/01/29-7/01/31	2,000	2,390,320
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	820	929,642

		3,319,962

Puerto Rico - 7.6%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20-7/01/22	6,400	6,545,807
Puerto Rico GO
5.25%, 7/01/23	575	579,370
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	526,210
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,855	1,895,180
5.125%, 12/01/27	385	412,177
Puerto Rico Ind Tour Ed Med Envrn Auth (Ascension Health)
Series 00A
6.125%, 11/15/30	1,500	1,506,240
Univ of Puerto Rico
5.00%, 6/01/18	1,855	1,903,972

		13,368,956

South Carolina - 1.0%
South Carolina Pub Svc Auth
Series 2012D
5.00%, 12/01/43	1,500	1,677,720

Texas - 2.4%
Harris Cnty TX Toll Road
Series 2012
5.00%, 8/15/32	2,260	2,676,473
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	840	1,019,869

	Principal Amount (000)	U.S. $ Value
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	$420	$501,488

		4,197,830

Total Investments - 100.0% (cost $166,037,150) (a)		174,935,355
Other assets less liabilities - 0.0%		(75,493)

Net Assets - 100.0%		$174,859,862

(a)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,256,208 and gross unrealized depreciation of investments was $(358,003), resulting in net unrealized appreciation of $8,898,205.

As of December 31, 2012, the Fund held 34.2% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SRF	-	State Revolving Fund
USD	-	Unified School District

AllianceBernstein Municipal Income Fund II

Arizona Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$157,757,424		$17,177,931		$174,935,355

Total Investments in Securities		– 0	–	157,757,424		17,177,931		174,935,355
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^	$	– 0	–	$157,757,424		$17,177,931		$174,935,355

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/12	$15,412,778		$15,412,778
Accrued discounts/(premiums)	2,764		2,764
Realized gain (loss)	2,104		2,104
Change in unrealized appreciation/depreciation	(43,274)		(43,274)
Purchases	– 0	–	– 0	–
Sales	(223,090)		(223,090)
Transfers in to Level 3+	2,026,649		2,026,649
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/12	$17,177,931		$17,177,931

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$(43,274)		$(43,274)

+	Transferred out of Level 2 into Level 3 due to insufficient observable inputs.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$17,177,931	Third Party Vendor	Evaluated Quotes	$90.13 - $121.14

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Massachusetts Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.3%
Long-Term Municipal Bonds - 96.3%
Massachusetts - 72.4%
Boston MA Wtr & Swr Comm
5.00%, 11/01/26	$2,000	$2,352,160
Series 2010A
5.00%, 11/01/29-11/01/30	5,000	5,886,080
Fall River MA GO
AGM
5.00%, 7/15/28	5,085	5,908,821
Massachusetts Bay Trnsp Auth
Series 04A
5.25%, 7/01/14 (Pre-refunded/ETM)	2,000	2,147,860
Massachusetts Bay Trnsp Auth (Massachusetts Bay Trnsp Auth Sales Tax)
5.00%, 7/01/28	1,025	1,209,818
Series B
5.00%, 7/01/29	645	756,946
Massachusetts College Bldg Auth
AMBAC
5.00%, 5/01/16 (Pre-refunded/ETM)	2,635	3,017,022
Massachusetts Dev Fin Agy (Bentley Univ)
5.00%, 7/01/28	4,500	4,932,135
Massachusetts Dev Fin Agy (Berkshire Health Sys)
Series 2012G
5.00%, 10/01/30-10/01/31	3,970	4,472,691
Massachusetts Dev Fin Agy (Boston College)
5.00%, 7/01/31	3,250	3,801,948
Massachusetts Dev Fin Agy (Boston University)
5.00%, 10/01/29	3,300	3,685,044
Massachusetts Dev Fin Agy (Brandeis Univ)
5.00%, 10/01/26-10/01/27	3,300	3,678,533
Series O-2
5.00%, 10/01/28	3,500	3,931,025
Massachusetts Dev Fin Agy (Covanta Energy Corp.)
5.25%, 11/01/42	1,550	1,574,273
Massachusetts Dev Fin Agy (Deerfield Academy)
5.00%, 10/01/30-10/01/40	7,615	8,963,724
Massachusetts Dev Fin Agy (Massachusetts Clg of Pharmacy)
AGC Series 2005D
5.00%, 7/01/24	3,500	3,783,290
Massachusetts Dev Fin Agy (Merrimack College)
Series 2012A
5.00%, 7/01/27	1,720	1,935,705
Massachusetts Dev Fin Agy (Phillips Academy)
5.00%, 9/01/21-9/01/22	6,000	7,154,910

	Principal Amount (000)	U.S. $ Value
Massachusetts Dev Fin Agy (Sterling & Francine Clark Art Institute)
5.00%, 7/01/31	$7,000	$8,099,420
Massachusetts Dev Fin Agy (Whitehead Institute)
5.00%, 6/01/26	1,710	2,012,482
Series 2011A
5.00%, 6/01/27-6/01/28	3,225	3,778,034
Massachusetts DOT Met Hwy Sys
Series 2010B
5.00%, 1/01/26	6,900	7,981,092
Massachusetts GO
Series 2008A
5.00%, 9/01/28	2,800	3,283,196
AGM Series 2005A
5.00%, 3/01/17	5,000	5,472,150
Massachusetts Hlth & Ed Facs Auth (Berklee College of Music)
Series 2007A
5.00%, 10/01/32	5,000	5,508,400
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	2,600	2,627,196
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
5.25%, 11/15/23	2,000	2,470,060
Series 2010A
5.00%, 12/15/30	5,000	5,993,450
Series A
5.00%, 12/15/27	2,150	2,600,511
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary)
Series 2010C
5.375%, 7/01/35	1,005	1,092,335
Massachusetts Hlth & Ed Facs Auth (Massachusetts Inst of Tech)
5.75%, 7/01/26	6,500	8,145,800
Massachusetts Hlth & Ed Facs Auth (Milford Reg Med Ctr)
5.00%, 7/15/22	1,220	1,291,321
Massachusetts Hlth & Ed Facs Auth (Northeastern Univ)
5.00%, 10/01/28	2,025	2,320,913
Series 2010A
5.00%, 10/01/29	5,000	5,697,150
Massachusetts Hlth & Ed Facs Auth (Partners Healthcare Sys)
5.00%, 7/01/27	2,000	2,209,400
5.25%, 7/01/29	2,500	2,878,875
Massachusetts Hlth & Ed Facs Auth (Sterling & Francine Clark Art Institute)
5.00%, 7/01/30	3,860	4,469,841
Massachusetts Hlth & Ed Facs Auth (Suffolk Univ)
6.00%, 7/01/24	2,000	2,338,680
Massachusetts Hlth & Ed Facs Auth (Williams College)
Series 2007
5.00%, 7/01/31	5,360	6,032,894

	Principal Amount (000)	U.S. $ Value
Massachusetts Hlth & Ed Facs Auth (Winchester Medical Center)
5.25%, 7/01/38	$2,500	$2,754,950
Massachusetts Hlth & Ed Facs Auth (Woods Hole Oceanographic)
5.25%, 6/01/26	1,905	2,186,083
5.375%, 6/01/27	3,060	3,530,842
Massachusetts Port Auth
5.00%, 7/01/32	1,430	1,688,015
Series 2010B
5.00%, 7/01/34	2,750	3,239,638
Massachusetts Port Auth (US Airways)
NPFGC Series 96A
5.875%, 9/01/23	2,000	2,008,300
Massachusetts Sch Bldg Auth
NPFGC Series 05A
5.00%, 8/15/15 (Pre-refunded/ETM)	7,000	7,834,470
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2011-B
5.00%, 10/15/32	3,720	4,432,789
Series 2012B
5.00%, 8/15/30	7,000	8,493,800
Massachusetts Spl Obl (Massachusetts Gas Tax)
AGM Series 2005A
2.048%, 6/01/20 (a)	2,000	2,134,620
5.00%, 6/01/23	1,500	1,642,410
Massachusetts Wtr Poll Abatmnt (Massachusetts Srf)
5.00%, 8/01/20-8/01/25	6,125	7,161,668
Massachusetts Wtr Res Auth
Series 2011B
5.00%, 8/01/26-8/01/29	6,755	8,127,760
Metropolitan Boston Trnsp Pkg Corp. MA
5.00%, 7/01/27	6,000	7,085,880
Springfield MA GO
AGM
5.00%, 8/01/19	3,000	3,435,270
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease)
5.00%, 5/01/26-5/01/27	6,000	6,885,222

		228,136,902

Arizona - 2.5%
Arizona Sports & Tourism Auth
Series 2012A
5.00%, 7/01/29	4,065	4,624,181
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	340	306,439
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 01
6.75%, 10/01/31	1,160	1,160,812

	Principal Amount (000)	U.S. $ Value
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	$660	$741,048
Stoneridge CFD AZ
Series 01
6.75%, 7/15/26	1,265	1,204,735

		8,037,215

California - 2.6%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,055	1,250,059
Series 2008A
5.50%, 8/15/23	360	417,866
Fontana CA USD GO
5.00%, 8/01/26	2,625	3,136,245
Southern CA Pub Pwr Auth
5.00%, 7/01/23	2,800	3,273,816

		8,077,986

District of Columbia - 2.1%
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	5,300	6,466,901

Florida - 1.4%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	1,750	1,552,688
Miami Dade Cnty FL Spl Tax
Series 2012B
5.00%, 10/01/32	2,500	2,807,150

		4,359,838

Georgia - 0.2%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	536,215

Illinois - 0.4%
Bolingbrook IL Sales Tax
6.25%, 1/01/24	500	357,895
Illinois Railsplitter Tobacco Set Auth
6.00%, 6/01/28	325	393,477
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	370	382,040

		1,133,412

Kansas - 1.0%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Util Sys)
Series 2012A
5.00%, 9/01/27-9/01/28	2,665	3,155,890

	Principal Amount (000)	U.S. $ Value
Michigan - 0.6%
Michigan Pub Pwr Agy
Series 2012A
5.00%, 1/01/32	$1,605	$1,755,645

Nevada - 0.2%
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	620	724,544

New York - 2.6%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/28	6,065	7,085,012
New York NY GO
Series 06
5.00%, 6/01/22	1,085	1,232,799

		8,317,811

Ohio - 1.3%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	3,450	4,030,911

Puerto Rico - 6.9%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	850	891,395
Series 08WW
5.375%, 7/01/23	2,065	2,120,714
Series 2010 ZZ
5.25%, 7/01/24	3,000	3,068,940
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	533,090
Series 06A
5.25%, 7/01/22	500	505,870
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	526,210
Puerto Rico HFA MFHR
5.00%, 12/01/13 (Pre-refunded/ETM)	1,045	1,090,102
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	695	707,719
5.125%, 12/01/27	1,965	2,103,709
Puerto Rico Hwy & Trnsp Auth
Series 2003G
5.25%, 7/01/13 (Pre-refunded/ETM)	3,355	3,437,030
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03G
5.25%, 7/01/14	4,410	4,463,008
FGIC Series 2003G
5.25%, 7/01/14	870	880,457
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	275	276,565

	Principal Amount (000)	U.S. $ Value
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19	$1,025	$1,046,832

		21,651,641

Texas - 1.1%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	1,090	1,323,402
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	545	650,741
Texas Trnsp Comm (Central Texas Turnpike)
Series 2012A
5.00%, 8/15/41	1,500	1,622,415

		3,596,558

Virginia - 0.3%
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj)
5.00%, 7/01/34	1,000	1,035,140

Washington - 0.4%
Washington St GO
AGM
5.00%, 7/01/15 (Pre-refunded/ETM)	1,245	1,386,519

Wisconsin - 0.3%
Oneida Tribe of Indians WS Retail Sales
6.50%, 2/01/31 (b)	750	856,313

Total Municipal Obligations (cost $277,397,196)		303,259,441

	Shares
SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (c) (cost $5,732,976)	5,732,976	5,732,976

	Principal Amount (000)	U.S. $ Value
Total Investments - 98.1% (cost $283,130,172) (d)		$308,992,417
Other assets less liabilities - 1.9%		6,126,128

Net Assets - 100.0%		$315,118,545

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$8,000	12/1/17	SIFMA	*	3.792%	$1,260,716
Merrill Lynch Capital Services Inc.	5,100	10/1/16	SIFMA	*	4.147%	761,443

						$2,022,159

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of December 31, 2012.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the market value of this security amounted to $856,313 or 0.3% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $26,351,281 and gross unrealized depreciation of investments was $(489,036), resulting in net unrealized appreciation of $25,862,245.

As of December 31, 2012, the Fund held 14.4% of net assets in insured bonds (of this amount 27.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SRF	-	State Revolving Fund
SSA	-	Special Services Area
USD	-	Unified School District

AllianceBernstein Municipal Income Fund II

Massachusetts Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$296,971,430		$6,288,011		$303,259,441
Short-Term Investments		5,732,976		– 0	–	– 0	–	5,732,976

Total Investments in Securities		5,732,976		296,971,430		6,288,011		308,992,417
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	2,022,159		– 0	–	2,022,159
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total ^		$5,732,976		$298,993,589		$6,288,011		$311,014,576

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts			Total
Balance as of 9/30/12	$5,089,507			$2,123,681		$7,213,188
Accrued discounts/(premiums)	2,698			– 0	–	2,698
Realized gain (loss)	881			– 0	–	881
Change in unrealized appreciation/depreciation	(131,859)			– 0	–	(131,859)
Purchases	– 0	–		– 0	–	– 0	–
Sales	(5,000)			– 0	–	(5,000)
Transfers in to Level 3	1,331,784			– 0	–	1,331,784
Transfers out of Level 3	– 0	–		(2,123,681)		(2,123,681)

Balance as of 12/31/12+	$6,288,011		$	– 0	–	$6,288,011

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$(131,859)		$	– 0	–	$(131,859)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$6,288,011	Third Party Vendor	Evaluated Quotes	$71.58 - $121.41

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Michigan Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.2%
Long-Term Municipal Bonds - 98.2%
Michigan - 70.2%
Allen Park MI Pub SD GO
Series 03
5.00%, 5/01/13 (Pre-refunded/ETM)	$1,000	$1,015,550
5.00%, 5/01/13 (Pre-refunded/ETM)	2,635	2,675,974
5.00%, 5/01/13 (Pre-refunded/ETM)	2,300	2,335,765
5.00%, 5/01/13 (Pre-refunded/ETM)	2,695	2,736,907
Ann Arbor MI SD GO
5.00%, 5/01/26	2,000	2,424,640
Cedar Springs MI SD GO
Series 03
5.00%, 5/01/13 (Pre-refunded/ETM)	1,835	1,863,534
Detroit MI City SD GO
Series 2012A
5.00%, 5/01/31	2,365	2,687,397
Detroit MI GO
Series 2010
5.00%, 11/01/30	2,000	2,208,020
Detroit MI Swr Disp
Series 2012A
5.00%, 7/01/32	2,000	2,127,400
Detroit MI Wtr Supply Sys
AGM Series 2006A
5.00%, 7/01/24	1,885	2,012,313
Dexter Cmnty Sch MI GO
AGM
5.00%, 5/01/25	2,250	2,627,685
Lansing MI Brd Wtr & Lt
AGM Series 03A
5.00%, 7/01/25	2,200	2,233,220
Lansing MI Cmnty Clg GO
5.00%, 5/01/32	1,240	1,458,029
Michigan Federal Hwy Grant
AGM
5.25%, 9/15/26	3,500	3,945,445
Michigan Finance Auth (Crittenton Hosp Medical Ctr)
Series 2012A
5.00%, 6/01/27	1,500	1,637,490
Michigan Finance Auth (Michigan SRF)
5.00%, 10/01/23-10/01/30	4,000	4,901,290
Michigan HDA MFHR (Danbury Manor Apts)
Series 02A
5.30%, 6/01/35	2,490	2,549,013
Michigan HDA MFHR (Michigan HDA)
Series 02A
5.50%, 10/20/43	1,950	1,975,838
Michigan Hosp Fin Auth
5.00%, 5/15/15 (Pre-refunded/ETM)	415	458,102
Michigan Hosp Fin Auth (Henry Ford Hlth Sys)
Series 2006A
5.25%, 11/15/32	1,600	1,722,480

	Principal Amount (000)	U.S. $ Value
Michigan Hosp Fin Auth (Trinity Health Credit Group)
Series 2010A
5.00%, 12/01/27	$1,000	$1,155,070
Michigan Pub Pwr Agy
Series 2012A
5.00%, 1/01/32	1,875	2,050,988
Michigan Strategic Fund (Michigan Lease House of Rep Fac)
5.25%, 10/15/31	2,150	2,396,067
Michigan Tech Univ
Series 2012A
5.00%, 10/01/26-10/01/34	2,900	3,305,556
Michigan Trunk Line Spl Tax
5.00%, 11/15/26-11/15/30	4,000	4,801,930
North Muskegon SD MI GO
Series 03
5.25%, 5/01/13 (Pre-refunded/ETM)	1,500	1,524,540
Oakland Univ
5.00%, 3/01/27-3/01/32	2,600	2,952,625
Plymouth MI Ed Ctr Charter Sch
Series 05
5.125%, 11/01/18	1,050	1,060,773
Plymouth-Canton MI SD GO
Series 2012A
5.00%, 5/01/25	1,425	1,714,389
Saginaw MI Hosp Fin Auth (Covenant Medical Ctr)
5.00%, 7/01/30	500	530,430
Southfield MI Lib Bldg Auth
NPFGC
5.00%, 5/01/25	3,340	3,630,112

		70,718,572

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	210	189,271

California - 0.8%
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
5.00%, 5/01/27	700	830,011

Florida - 4.2%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	1,835	1,628,104
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	895	898,589
Miami Dade Cnty FL Spl Tax
Series 2012B
5.00%, 10/01/32	1,000	1,122,860
Pinellas Cnty FL Ed Fac (Barry Univ)
5.00%, 10/01/27	500	549,295

		4,198,848

	Principal Amount (000)	U.S. $ Value
Illinois - 1.0%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest)
Series 03
6.625%, 3/01/33	$490	$436,443
Illinois Railsplitter Tobacco Set Auth
6.00%, 6/01/28	140	169,498
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	369	381,007

		986,948

Massachusetts - 0.5%
Massachusetts Dev Fin Agy (Merrimack College)
Series 2012A
5.25%, 7/01/42	450	498,560

Nevada - 0.7%
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	620	724,544

New York - 3.3%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/29	2,155	2,506,416
New York NY GO
Series 06
5.00%, 6/01/22	680	772,629

		3,279,045

Ohio - 2.4%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	2,050	2,395,179

Puerto Rico - 13.1%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	1,000	1,048,700
Series 08WW
5.375%, 7/01/23	1,120	1,150,218
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,215	1,241,317
5.125%, 12/01/27	145	155,236
Puerto Rico HFC SFMR (Puerto Rico HFC)
Series 01B
5.50%, 12/01/23	1,625	1,627,145
Series 01C
5.30%, 12/01/28	1,450	1,451,087
Puerto Rico Ind Tour Ed Med Envrn Auth (Ascension Health)
Series 00A
6.125%, 11/15/30	3,000	3,012,480
Puerto Rico Mun Fin Agy
Series 05A

	Principal Amount (000)	U.S. $ Value
5.25%, 8/01/23	$275	$276,565
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/19 (Pre-refunded/ETM)	25	32,141
5.50%, 8/01/28	2,975	3,170,457

		13,165,346

Tennessee - 0.4%
Met Govt Nashville-Dav TN Hlth Ed Fac Bd (Belmont Univ)
5.00%, 11/01/29	400	450,048

Texas - 1.4%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	470	570,641
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	235	280,595
Texas Trnsp Comm (Central Texas Turnpike)
Series 2012A
5.00%, 8/15/41	500	540,805

		1,392,041

Total Municipal Obligations (cost $95,035,358)		98,828,413

	Shares
SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (a) (cost $625,869)	625,869	625,869

Total Investments - 98.8% (cost $95,661,227) (b)		99,454,282
Other assets less liabilities - 1.2%		1,237,541

Net Assets - 100.0%		$100,691,823

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services Inc.	$6,200	10/1/16	SIFMA	*	4.148%	$925,676

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(b)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,165,521 and gross unrealized depreciation of investments was $(372,466), resulting in net unrealized appreciation of $3,793,055.

As of December 31, 2012, the Fund held 15.1% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
CDD	-	Community Development District
CFD	-	Community Facilities District
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Michigan Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$93,073,934		$5,754,479		$98,828,413
Short-Term Investments		625,869		– 0	–	– 0	–	625,869

Total Investments in Securities		625,869		93,073,934		5,754,479		99,454,282
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	925,676		– 0	–	925,676
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$625,869		$93,999,610		$5,754,479		$100,379,958

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts		Total
Balance as of 9/30/12	$5,328,356		$980,369		$6,308,725
Accrued discounts/(premiums)	1,721		– 0	–	1,721
Realized gain (loss)	881		– 0	–	881
Change in unrealized appreciation/depreciation	(145,734)		– 0	–	(145,734)
Purchases	– 0	–	– 0	–	– 0	–
Sales	(5,000)		– 0	–	(5,000)
Transfers in to Level 3	574,255		– 0	–	574,255

	Long-Term Municipal Bonds		Interest Rate Swap Contracts			Total
Transfers out of Level 3	– 0	–		(980,369)		(980,369)

Balance as of 12/31/12+	$5,754,479		$	– 0	–	$5,754,479

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$(145,734)		$	– 0	–	$(145,734)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$5,754,479	Third Party Vendor	Evaluated Quotes	$88.73 - $121.41

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Minnesota Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.1%
Long-Term Municipal Bonds - 96.1%
Minnesota - 96.1%
Cass Lake MN ISD #115 GO
NPFGC-RE
5.00%, 2/01/26	$1,760	$1,766,019
Central MN Muni Pwr Agy
5.00%, 1/01/22-1/01/32	1,830	2,145,548
Chaska MN Elec Sys
Series 05A
5.25%, 10/01/25	1,000	1,089,050
Cottage Grove MN Sr Hsg (PHS Cottage Grove, Inc.)
Series 2006A
6.00%, 12/01/46	665	674,150
Duluth MN EDA (St Lukes Hlth Sys)
5.75%, 6/15/32	265	281,451
Farmington MN ISD #190 GO
AGM Series 05B
5.00%, 2/01/24	3,875	4,170,043
Hennepin Cnty MN Sales Tax (Ballpark Proj)
5.00%, 12/15/23	3,475	4,069,086
Hutchinson MN Pub Util
5.00%, 12/01/25	420	505,100
Maple Grove MN Hlth Care Sys (Maple Grove Hospital)
5.00%, 5/01/22	650	700,421
Metropolitan Council MN GO
5.00%, 3/01/16 (Pre-refunded/ETM)	5,000	5,633,550
Minneapolis MN (National Marrow Donor Prog)
4.875%, 8/01/25	1,170	1,220,673
Minneapolis MN Common Bond FD
Series 20102A
6.25%, 12/01/30	1,000	1,232,810
Minneapolis MN Hlth Care Sys (Fairview Health Svcs)
AMBAC Series 05D
5.00%, 11/15/30	1,000	1,046,330
Minneapolis MN MFHR (Sumner Field Apts)
Series 02
5.60%, 11/20/43	2,505	2,507,004
Minneapolis-St Paul MN Hsg & Redev Auth (Children’s Health Care)
5.25%, 8/15/35	1,000	1,125,290
Series 2010A
5.00%, 8/15/30	1,000	1,059,460
Series D
5.25%, 8/15/25	500	574,220
Minneapolis-St Paul MN Intl Arpt
Series 2012B
5.00%, 1/01/31	650	751,790
Minneapolis-St Paul MN Metro Arpt Commn
Series 2003A
5.00%, 1/01/13 (Pre-refunded/ETM)	560	560,000

	Principal Amount (000)	U.S. $ Value
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt)
5.00%, 1/01/30	$1,250	$1,466,825
Series 2009A
5.00%, 1/01/21	2,020	2,448,179
NPFGC Series 2003A
5.00%, 1/01/28	940	940,000
Minnesota 911 Spl Fee
AGC Series 2009
5.00%, 6/01/21	1,970	2,379,051
Minnesota Agr & Econ Dev Brd (Essentia Health)
AGC Series 2008 C-1
5.50%, 2/15/25	1,000	1,175,140
Minnesota GO
5.00%, 8/01/19-6/01/21	4,000	4,787,730
Minnesota Hgr Ed Fac Auth (Carleton College)
Series D
5.00%, 3/01/30	2,000	2,305,880
Minnesota Hgr Ed Fac Auth (Gustavus Adolfus College)
5.00%, 10/01/31	2,770	3,189,655
Minnesota Hgr Ed Fac Auth (St. Catherine Univ)
5.00%, 10/01/32	1,400	1,590,582
Minnesota Hgr Ed Fac Auth (St. Olaf College)
Series 2010 7-F
5.00%, 10/01/20	700	838,152
Minnesota Hgr Ed Fac Auth (St. Scholastic College)
Series 2010H
5.125%, 12/01/30	1,000	1,100,860
Minnesota Hgr Ed Fac Auth (Univ of St Thomas MN)
Series 04-5
5.00%, 10/01/24	1,000	1,048,610
5.25%, 10/01/34	1,000	1,038,890
Series 2009
5.00%, 10/01/29	1,000	1,154,850
Minnesota Mun Pwr Agy Elec
5.25%, 10/01/21	3,000	3,263,790
Series 04A
5.25%, 10/01/24	500	534,160
Minnesota Pub Fac Auth (Minnesota SRF)
Series 2010C
5.00%, 3/01/22	2,000	2,471,860
Minnetonka MN MFHR (Archer Heights Apts)
Series 99A
5.30%, 1/20/27	1,620	1,621,118
No St Paul Maplewd MN ISD #622
AGM
5.00%, 8/01/20	3,425	3,932,208
Northern Mun Pwr Agy MN (Northern Mun Pwr Agy MN Elec)
5.00%, 1/01/23-1/01/24	4,135	4,957,064

	Principal Amount (000)	U.S. $ Value
Prior Lake MN ISD #719 GO
AGM Series 05B
5.00%, 2/01/23	$3,350	$3,592,205
Rochester MN GO
Series 2012A
5.00%, 2/01/24	3,000	3,774,660
Rochester MN Hlth Care Fac (Mayo Clinic)
Series D
5.00%, 11/15/38	1,000	1,146,160
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	600	616,776
St. Cloud MN Hosp (Centracare Hlth Sys)
Series 2010A
5.125%, 5/01/30	1,500	1,670,580
St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs)
Series 2009
5.50%, 7/01/29	1,150	1,310,437
St. Paul MN Hsg & Redev Auth (Block 19 Ramp Parking Proj)
Series 2010A
5.00%, 8/01/30	1,870	2,083,105
St. Paul MN Hsg & Redev Auth (Gillette Childrens Specialty Hosp)
5.00%, 2/01/21	500	516,245
St. Paul MN Port Auth (Allina Health Sys)
Series 2009 A-2
5.25%, 11/15/28	1,200	1,337,172
St. Paul MN Port Auth (Amherst H Wilder Fndtn)
5.00%, 12/01/29	3,945	4,541,642
St. Paul MN Port Auth Lease (Minnesota Lease)
Series 02
5.25%, 12/01/27	1,725	1,730,951
Series 03
5.00%, 12/01/23	1,000	1,041,760
St. Paul MN Rec Facs (Highland National Proj)
5.00%, 10/01/20-10/01/25	2,750	3,057,875
Western MN Mun Pwr Agy
Series 2012A
5.00%, 1/01/27-1/01/30	3,090	3,762,508
AGM
5.00%, 1/01/17	700	806,029
White Bear Lake MN MFHR (Renova Partners Proj)
Series 01
5.60%, 10/01/30	1,000	1,000,320

Total Municipal Obligations (cost $97,621,532)		105,345,024

	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 2.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (a) (cost $2,287,557)	2,287,557	$2,287,557

Total Investments - 98.2% (cost $99,909,089) (b)		107,632,581
Other assets less liabilities - 1.8%		1,944,940

Net Assets - 100.0%		$109,577,521

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,500	8/1/16	SIFMA	*	4.071%	$481,843

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(b)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,736,296 and gross unrealized depreciation of investments was $(12,804), resulting in net unrealized appreciation of $7,723,492.

As of December 31, 2012, the Fund held 18.1% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SRF	-	State Revolving Fund

AllianceBernstein Municipal Income Fund II

Minnesota Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$104,389,423		$955,601		$105,345,024
Short-Term Investments		2,287,557		– 0	–	– 0	–	2,287,557

Total Investments in Securities		2,287,557		104,389,423		955,601		107,632,581
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	481,843		– 0	–	481,843
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$2,287,557		$104,871,266		$955,601		$108,114,424

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts			Total
Balance as of 9/30/12	$951,028			$511,543		$1,462,571
Accrued discounts/(premiums)	12			– 0	–	12
Realized gain (loss)	540			– 0	–	540
Change in unrealized appreciation/depreciation	9,021			– 0	–	9,021
Purchases	– 0	–		– 0	–	– 0	–
Sales	(5,000)			– 0	–	(5,000)
Settlements	– 0	–		– 0	–	– 0	–
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(511,543)		(511,543)

Balance as of 12/31/12 +	$955,601		$	– 0	–	$955,601

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$9,021		$	– 0	–	$9,021

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

New Jersey Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.7%
Long-Term Municipal Bonds - 95.5%
New Jersey - 63.3%
Bergen Cnty NJ Impt Auth
Series 05
5.00%, 4/01/15 (Pre-refunded/ETM)	$1,555	$1,715,569
Bergen Cnty NJ Impt Auth (Bergen Cnty NJ GO)
5.00%, 12/15/17	2,755	3,282,665
Higher Ed Student Assist NJ
NPFGC Series 00A
6.15%, 6/01/19	705	705,000
Landis NJ Swr Auth
NPFGC-RE Series 93
9.483%, 9/19/19 (a)	1,850	2,254,558
Middlesex Cnty NJ Impt Auth MFHR (Skyline Tower Apts)
Series 01
5.25%, 7/01/21	750	751,672
Morris-Union NJ Jt Comm COP
RADIAN Series 04
5.00%, 5/01/24	1,290	1,331,177
New Jersey Ed Fac Auth
5.00%, 7/01/15 (Pre-refunded/ETM)	280	311,828
FGIC Series 04E
5.00%, 7/01/14 (Pre-refunded/ETM)	1,000	1,067,880
New Jersey Ed Fac Auth (New Jersey Inst of Technology)
Series 2010H
5.00%, 7/01/31	700	787,808
New Jersey Ed Fac Auth (Princeton Theological Seminary)
Series 2010A
5.00%, 7/01/28	5,000	6,050,400
New Jersey Ed Fac Auth (Princeton Univ)
5.00%, 7/01/23	3,200	3,540,128
New Jersey Ed Fac Auth (Richard Stockton College)
5.50%, 7/01/23	4,500	5,183,730
New Jersey EDA
Series 04-I
5.25%, 9/01/14 (Pre-refunded/ETM)	2,510	2,716,247
New Jersey EDA (Jersey Gardens Mall)
Series 98B
6.50%, 4/01/28	3,000	3,648,960
New Jersey EDA (Masonic Charity Foundation NJ)
Series 01
5.50%, 6/01/31	1,000	1,007,280
Series 02
5.25%, 6/01/24	540	554,526
New Jersey EDA (New Jersey Lease Liberty St Pk)
Series A
5.00%, 3/01/24	1,500	1,551,225

	Principal Amount (000)	U.S. $ Value
New Jersey EDA (New Jersey Lease Sch Fac)
Series 05
5.25%, 3/01/25	$3,300	$3,580,170
AGM
5.00%, 9/01/22	3,540	4,021,865
New Jersey EDA (NUI Corp.)
ACA Series 98A
5.25%, 11/01/33	2,200	2,201,914
New Jersey EDA (The Seeing Eye, Inc.)
5.00%, 6/01/32	4,000	4,605,400
New Jersey Hlth Care Fac Fin Auth
RADIAN Series 04A
5.25%, 7/01/14 (Pre-refunded/ETM)	2,085	2,659,918
New Jersey Hlth Care Fac Fin Auth (AHS Hospital Corp.)
Series 08
5.125%, 7/01/22	1,000	1,110,060
New Jersey Hlth Care Fac Fin Auth (Bayshore Community Hospital)
RADIAN Series 02
5.125%, 7/01/32	4,250	4,252,210
New Jersey Hlth Care Fac Fin Auth (Hackensack Univ Med Ctr)
5.00%, 1/01/34	1,940	2,056,090
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital)
5.00%, 7/01/25	2,100	2,338,182
New Jersey Hlth Care Fac Fin Auth (Newton Memorial Hospital)
AGM Series 01
5.00%, 7/01/26	1,500	1,502,475
New Jersey Hsg & Mtg Agy MFHR (New Jersey Hsg & Mtg Fin Agy)
AGM Series 00A1
6.35%, 11/01/31	2,000	2,002,760
New Jersey Inst of Technology
Series 2012A
5.00%, 7/01/32	1,400	1,638,616
New Jersey Trnsp Trust Fd Auth
Series 03C
5.50%, 6/15/13 (Pre-refunded/ETM)	2,250	2,303,370
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Fed Hwy Grant)
NPFGC-RE Series 2006A
5.00%, 6/15/18	3,400	3,839,926
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2012A
5.00%, 6/15/42	4,000	4,465,400
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2009H
5.00%, 1/01/23	5,000	5,727,500
Newark NJ Hsg Auth PANYNJ Term
NPFGC Series 04
5.25%, 1/01/14 (Pre-refunded/ETM)	2,380	2,496,810
5.25%, 1/01/14 (Pre-refunded/ETM)	1,200	1,258,896

	Principal Amount (000)	U.S. $ Value
North Hudson Swr Auth NJ
NPFGC Series 01A
Zero Coupon, 8/01/24 (Pre-refunded/ETM)	$8,875	$6,725,741
Rutgers State Univ NJ GO
5.00%, 5/01/30	1,000	1,148,540
South Jersey Port Corp. NJ
5.20%, 1/01/13 (Pre-refunded/ETM)	1,000	1,000,000
Union Cnty NJ Impt Auth (Union Cnty NJ GO)
NPFGC Series 03A
5.25%, 8/15/23	2,885	2,944,229
Union Cnty NJ Util Auth (Union Cnty NJ)
Series 2011A
5.25%, 12/01/31	4,560	5,088,413

		105,429,138

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	305	274,893

California - 2.6%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,165	1,380,397
Series 2008A
5.50%, 8/15/23	400	464,296
Vista CA USD GO
5.00%, 8/01/27	2,120	2,550,763

		4,395,456

District of Columbia - 2.3%
District of Columbia Tax Incr
5.25%, 12/01/26	3,070	3,761,794

Florida - 2.0%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	2,495	2,213,688
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	890	893,569
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	160	163,253

		3,270,510

Guam - 0.3%
Guam Wtrworks Auth
Series 05
6.00%, 7/01/25	500	525,915

Illinois - 1.0%
Chicago IL Wtr
5.00%, 11/01/28	1,000	1,180,250

	Principal Amount (000)	U.S. $ Value
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	$517	$533,823

		1,714,073

New York - 9.7%
New York NY GO
Series 06
5.00%, 6/01/22	950	1,079,409
New York NY Mun Wtr Fin Auth
Series EE
5.00%, 6/15/31	2,040	2,462,933
New York St Dormitory Auth (State Univ of New York)
Series 2012A
5.00%, 7/01/30	2,130	2,545,648
Port Authority of NY & NJ
5.00%, 7/15/30	1,800	2,144,106
5.25%, 7/15/36	4,000	4,741,480
Port Authority of NY & NJ (JFK International Air Terminal LLC)
NPFGC Series 97-6
5.75%, 12/01/22	3,175	3,182,811

		16,156,387

Ohio - 2.3%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	3,000	3,505,140
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25 (b)	500	403,395

		3,908,535

Pennsylvania - 4.1%
Delaware Riv Port Auth PA & NJ
Series 2010E
5.00%, 1/01/28-1/01/29	4,530	5,159,773
Delaware River JT Toll Brdg Commn PA
Series 03
5.00%, 7/01/13 (Pre-refunded/ETM)	1,625	1,662,992

		6,822,765

Puerto Rico - 6.2%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	900	943,830
Series 08WW
5.375%, 7/01/23	2,165	2,223,412
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	533,090
Series 04A
5.25%, 7/01/19	710	719,436
Series 06A
5.25%, 7/01/22	500	505,870

	Principal Amount (000)	U.S. $ Value
Puerto Rico HFA MFHR
5.00%, 12/01/13 (Pre-refunded/ETM)	$2,355	$2,456,642
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,310	1,338,374
5.125%, 12/01/27	305	326,530
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/20	1,260	1,278,056

		10,325,240

Texas - 1.5%
Dallas TX ISD GO
Series 2004
5.00%, 2/15/14 (Pre-refunded/ETM)	2,450	2,579,654

Total Long-Term Municipal Bonds (cost $147,568,022)		159,164,360

Short-Term Municipal Notes - 1.2%
New Jersey - 1.2%
South Jersey NJ Trnsp Auth
Series 2011A
0.10%, 11/01/39 (c) (cost $2,000,000)	2,000	2,000,000

Total Municipal Obligations (cost $149,568,022)		161,164,360

	Shares
SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (d) (cost $3,098,252)	3,098,252	3,098,252

Total Investments - 98.6% (cost $152,666,274) (e)		164,262,612
Other assets less liabilities - 1.4%		2,353,392

Net Assets - 100.0%		$166,616,004

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,000	10/21/16	SIFMA	*	4.129%	$444,351

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of December 31, 2012.
(b)	Illiquid security.
(c)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,152,088 and gross unrealized depreciation of investments was $(555,750), resulting in net unrealized appreciation of $11,596,338.

As of December 31, 2012, the Fund held 25.5% of net assets in insured bonds (of this amount 33.5% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SSA	-	Special Services Area
USD	-	Unified School District

AllianceBernstein Municipal Income Fund II

New Jersey Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$148,663,180		$10,501,180		$159,164,360
Short-Term Municipal Notes		– 0	–	2,000,000		– 0	–	2,000,000
Short-Term Investments		3,098,252		– 0	–	– 0	–	3,098,252

Total Investments in Securities		3,098,252		150,663,180		10,501,180		164,262,612
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	444,351		– 0	–	444,351
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$3,098,252		$151,107,531		$10,501,180		$164,706,963

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts			Total
Balance as of 9/30/12	$12,008,485			$469,597		$12,478,082
Accrued discounts/(premiums)	(1,256)			– 0	–	(1,256)
Realized gain (loss)	881			– 0	–	881
Change in unrealized appreciation/depreciation	(146,930)			– 0	–	(146,930)
Purchases	– 0	–		– 0	–	– 0	–
Sales	(1,360,000)			– 0	–	(1,360,000)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(469,597)		(469,597)

Balance as of 12/31/12+	$10,501,180		$	– 0	–	$10,501,180

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$(206,222)		$	– 0	–	$(206,222)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$10,501,180	Third Party Vendor	Evaluated Quotes	$80.68 - $127.57

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Ohio Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 102.0%
Long-Term Municipal Bonds - 102.0%
Ohio - 78.6%
Akron OH Income Tax
5.00%, 12/01/31	$4,500	$5,228,865
Allen Cnty OH Hosp (Catholic Healthcare Partners)
Series 2010B
5.25%, 9/01/27	2,350	2,698,904
Brookville OH Local SD GO
AGM Series 03
5.00%, 12/01/13 (Pre-refunded/ETM)	2,000	2,085,940
Canton OH SD GO
NPFGC Series 04B
5.00%, 12/01/22-12/01/23	2,150	2,315,489
Central OH Solid Wst Auth
5.00%, 12/01/25-12/01/29	3,590	4,334,133
AMBAC Series 04B
5.00%, 12/01/14 (Pre-refunded/ETM)	2,035	2,216,441
Cincinnati OH Tech College
AMBAC Series 02
5.00%, 10/01/13 (Pre-refunded/ETM)	5,000	5,174,350
Cleveland OH Arpt Sys
AMBAC Series 2006 A
5.00%, 1/01/23	4,000	4,490,880
Cleveland OH GO
5.00%, 12/01/28	2,215	2,565,479
AMBAC Series 04
5.25%, 12/01/14 (Pre-refunded/ETM)	1,200	1,311,492
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	2,500	2,920,950
Cleveland OH Pub Pwr Sys
NPFGC-RE Series 06A
5.00%, 11/15/18	2,165	2,428,459
Cleveland OH Wtr
Series 2012X
5.00%, 1/01/27	1,500	1,804,320
Cleveland OH Wtrworks
NPFGC
5.00%, 1/01/23	2,500	2,846,125
Cleveland State Univ
5.00%, 6/01/30	3,000	3,450,720
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25 (a)	500	403,395
Columbus OH GO
Series 2012A
5.00%, 2/15/26	4,640	5,778,378
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease)
Series 2010G
5.25%, 12/01/25	3,200	3,767,520
Cuyahoga Cnty OH GO
RADIAN Series 04
5.00%, 11/15/19	1,850	1,890,829

	Principal Amount (000)	U.S. $ Value
Cuyahoga Cnty OH MFHR (Longwood Apts)
Series 01
5.60%, 1/20/43	$3,620	$3,664,345
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31	2,000	2,022,120
Cuyahoga OH CCD
5.00%, 8/01/24	1,545	1,798,365
Dayton OH Arpt (James M Cox Dayton Intl Arpt)
RADIAN Series 03A
5.00%, 12/01/23	1,280	1,299,046
Delaware OH SD GO
NPFGC Series 04
5.00%, 12/01/19	1,340	1,431,040
Dublin OH SD GO
AGM Series 03
5.00%, 12/01/13 (Pre-refunded/ETM)	1,500	1,565,160
Franklin Cnty OH MFHR (Agler Green Apts)
Series 02A
5.65%, 5/20/32	770	784,961
5.80%, 5/20/44	1,150	1,173,241
Greater Cleveland RTA OH
NPFGC Series 04
5.00%, 12/01/14 (Pre-refunded/ETM)	1,350	1,469,016
Hamilton Cnty Conv Fac Auth OH (Hamilton Cnty OH)
NPFGC-RE Series 04
5.00%, 12/01/23	1,330	1,394,997
Hamilton Cnty OH Hlth Care (Life Enriching Communities)
5.00%, 1/01/42	1,625	1,692,454
Hamilton OH SD GO
NPFGC
5.00%, 12/01/24	1,000	1,079,260
Kent State Univ
Series 2012A
5.00%, 5/01/30-5/01/31	4,005	4,690,876
Madeira OH City SD GO
NPFGC Series 04
5.00%, 12/01/14 (Pre-refunded/ETM)	1,295	1,409,167
5.00%, 12/01/14 (Pre-refunded/ETM)	1,370	1,490,779
Miami Univ OH
5.00%, 9/01/31	1,000	1,166,400
Oak Hills OH Local SD GO
AGM Series 05
5.00%, 12/01/25	1,000	1,078,450
Ohio Bldg Auth (Ohio Lease Adult Corr Fac)
AGM Series 05A
5.00%, 4/01/24	1,500	1,626,015
Ohio GO
5.00%, 9/15/22	3,085	3,903,265
Series 04A
5.00%, 6/15/14 (Pre-refunded/ETM)	3,000	3,202,110

	Principal Amount (000)	U.S. $ Value
Ohio Higher Edl Fac Commn
5.00%, 11/01/14 (Pre-refunded/ETM)	$425	$461,083
5.00%, 11/01/14 (Pre-refunded/ETM)	745	808,251
Ohio Higher Edl Fac Commn (Denison Univ)
5.00%, 11/01/21-11/01/32	2,860	3,101,509
Ohio St Higher Edl Fac Rev (Univ Of Dayton OH)
5.375%, 12/01/30	750	865,425
Ohio Univ
NPFGC Series 04
5.00%, 6/01/14 (Pre-refunded/ETM)	1,950	2,077,842
Pinnacle Cmnty Infra Fin Auth (Pinnacle Club of Grove City)
Series 2004A
6.00%, 12/01/22	1,599	1,619,259
Princeton OH City SD GO
NPFGC Series 03
5.00%, 12/01/13 (Pre-refunded/ETM)	1,600	1,668,752
Riversouth Auth OH
Series 04A
5.25%, 6/01/14 (Pre-refunded/ETM)	1,000	1,069,070
5.25%, 6/01/14 (Pre-refunded/ETM)	1,000	1,069,070
Series 05A
5.00%, 12/01/24	3,590	3,999,475
Summit Cnty OH Port Auth
5.00%, 12/01/25	3,760	4,417,962
Toledo OH City SD GO
NPFGC-RE Series 03B
5.00%, 12/01/13 (Pre-refunded/ETM)	2,940	3,066,332
Toledo-Lucas Cnty OH Port Auth (Cargill, Inc.)
Series 04B
4.50%, 12/01/15	2,500	2,667,650
Toledo-Lucas Cnty OH Port Auth (CSX Corp., Inc.)
Series 92
6.45%, 12/15/21	1,270	1,604,721
Univ of Cincinnati COP
NPFGC
5.00%, 6/01/24	4,470	4,813,251
Youngstown OH GO
AGM
5.00%, 12/01/25	2,155	2,317,940

		131,281,328

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	295	265,881

California - 0.5%
California GO
5.25%, 4/01/29	5	5,217
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 7/01/37	750	763,613

		768,830

	Principal Amount (000)	U.S. $ Value
District of Columbia - 2.2%
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	$3,000	$3,660,510

Florida – 3.7%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	1,995	1,770,064
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	870	873,489
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	235	239,777
Miami Dade Cnty FL Spl Tax
Series 2012B
5.00%, 10/01/32	1,500	1,684,290
Orlando & Orange Cnty Expwy Auth FL
5.00%, 7/01/35 (b)	1,500	1,685,355

		6,252,975

Georgia - 0.3%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	536,215

Illinois - 1.0%
Antioch Vilage IL SSA #1
(Antioch IL SSA#1 - Deercrest)
Series 03
6.625%, 3/01/33	947	843,493
Illinois Railsplitter Tobacco Set Auth
6.00%, 6/01/28	215	260,300
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	531	548,279

		1,652,072

Kansas - 1.0%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Util Sys)
Series 2012A
5.00%, 9/01/27	1,460	1,731,472

Louisiana - 0.7%
Louisiana Citizens Ppty Ins Corp.
5.00%, 6/01/24	1,000	1,138,240

New York - 2.9%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/29	3,365	3,913,730

	Principal Amount (000)	U.S. $ Value
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	$745	$844,614

		4,758,344

Pennsylvania - 0.5%
Delaware Riv Port Auth PA & NJ
5.00%, 1/01/26	745	856,154

Puerto Rico - 5.2%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series 06A
5.00%, 7/01/18	1,370	1,407,031
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	2,530	2,602,661
5.375%, 7/01/24	1,030	1,054,298
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	533,090
Series 06A
5.25%, 7/01/22	500	505,870
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	526,210
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	375	401,471
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	375	377,134
Univ of Puerto Rico
5.00%, 6/01/22	1,350	1,354,968

		8,762,733

Tennessee - 0.4%
Met Govt Nashville-Dav TN Hlth Ed Fac Bd (Belmont Univ)
5.00%, 11/01/29	630	708,826

Texas - 4.4%
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier)
Series 20111D
5.00%, 9/01/28	5,000	5,941,900
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	740	898,456
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	370	441,788

		7,282,144

Virginia - 0.4%
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj)
5.00%, 7/01/34	665	688,368

U.S. $ Value
Total Investments - 102.0% (cost $161,059,899) (c)	$170,344,092
Other assets less liabilities - (2.0)%	(3,331,027)

Net Assets - 100.0%	$167,013,065

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,600	8/1/16	SIFMA	*	4.071%	$495,610

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.
(b)	When-Issued or delayed delivery security.
(c)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,813,050 and gross unrealized depreciation of investments was $(528,857), resulting in net unrealized appreciation of $9,284,193.

As of December 31, 2012, the Fund held 32.3% of net assets in insured bonds (of this amount 43.6% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
RTA	-	Regional Transportation Authority
SD	-	School District
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Ohio Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$153,659,072		$16,685,020		$170,344,092

Total Investments in Securities		– 0	–	153,659,072		16,685,020		170,344,092
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	495,610		– 0	–	495,610
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^	$	– 0	–	$154,154,682		$16,685,020		$170,839,702

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts		Total
Balance as of 9/30/12	$16,118,480		$526,158		$16,644,638
Accrued discounts /(premiums)	(10,622)		– 0	–	(10,622)
Realized gain (loss)	881		– 0	–	881
Change in unrealized appreciation/depreciation	(232,866)		– 0	–	(232,866)
Purchases	– 0	–	– 0	–	– 0	–

	Long-Term Municipal Bonds		Interest Rate Swap Contracts			Total
Sales	(95,000)			– 0	–	(95,000)
Transfers in to Level 3	904,147			– 0	–	904,147
Transfers out of Level 3	– 0	–		(526,158)		(526,158)

Balance as of 12/31/12+	$16,685,020		$	– 0	–	$16,685,020

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$(232,866)		$	– 0	–	$(232,866)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$16,685,020	Third Party Vendor	Evaluated Quotes	$80.68 - $121.41

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Pennsylvania Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 95.6%
Long-Term Municipal Bonds - 95.6%
Pennsylvania - 73.7%
Adams Cnty PA IDA (Gettysburg College)
5.00%, 8/15/25	$1,090	$1,245,347
Allegheny Cnty PA IDA (Residential Resources, Inc.)
5.00%, 9/01/21	500	514,260
Allegheny Cnty PA Redev Agy (Pittsburgh Mills Spl Tax)
5.60%, 7/01/23	1,500	1,551,180
Allegheny Cnty PA Sani Auth (Allegheny Cnty PA Swr)
NPFGC Series 05A
5.00%, 12/01/24	3,490	3,833,172
Bucks Cnty PA Wtr & Swr Auth
AGM Series 2011A
5.00%, 12/01/29	1,255	1,482,168
Butler Cnty PA
FGIC Series 03
5.25%, 7/15/13 (Pre-refunded/ETM)	1,625	1,668,144
Carlisle SD PA GO
5.00%, 9/01/25	4,000	4,835,760
Coatesville PA SD GO
AGM
5.00%, 8/01/23	3,500	3,996,335
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
6.125%, 1/01/45	300	328,590
Delaware Cnty Auth PA (Elwyn Proj)
5.00%, 6/01/25	1,645	1,696,061
Delaware Riv Port Auth PA & NJ
Series 2010E
5.00%, 1/01/29	4,470	5,075,327
Hampden PA GO
5.00%, 5/15/29-5/15/32	3,905	4,566,576
Lancaster Area Swr Auth PA
NPFGC Series 04
5.00%, 4/01/14 (Pre-refunded/ETM)	1,330	1,407,579
Lehigh Northampton PA Arpt
NPFGC Series 00
6.00%, 5/15/30	2,400	2,400,792
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	740	856,395
New Wilmington PA Mun Auth (Westminster College)
RADIAN
5.00%, 5/01/27	1,040	1,088,870
Norristown PA Area SD COP
5.00%, 4/01/32	1,000	1,042,010
Northampton Cnty PA GO
Series 2012B
5.00%, 10/01/30	3,000	3,630,360
Penn Delco PA SD GO
4.00%, 6/01/30 (a)	1,250	1,348,587

	Principal Amount (000)	U.S. $ Value
Pennsylvania Econ Dev Fin Auth (Amtrak)
Series 2012A
5.00%, 11/01/32	$2,000	$2,205,500
Pennsylvania Hgr Ed Fac Auth
RADIAN Series 03AA-1
5.00%, 11/01/13 (Pre-refunded/ETM)	1,000	1,038,780
Pennsylvania Hgr Ed Fac Auth (Thomas Jefferson Univ)
5.00%, 3/01/27	1,460	1,679,248
Series 2010
5.00%, 3/01/28	1,390	1,592,884
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania Hlth Sys)
AMBAC Series 05A
5.00%, 8/15/20	2,000	2,192,800
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania)
5.00%, 9/01/29	2,125	2,510,985
Pennsylvania IDA
5.50%, 7/01/18 (Pre-refunded/ETM)	130	161,656
Pennsylvania IDA (Pennsylvania SRF)
5.50%, 7/01/23	930	1,092,676
Pennsylvania Intergov Coop Auth
5.00%, 6/15/23	4,000	4,688,120
Pennsylvania Turnpike Comm
5.00%, 12/01/30	3,500	3,414,705
Series 2012A
5.00%, 12/01/28	2,000	2,361,280
Philadelphia PA Gasworks
5.00%, 8/01/30	2,000	2,167,580
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24 (b)	350	274,110
Philadelphia PA IDA (Univ of Pennsylvania)
Series 2007
0.70%, 4/26/14 (c)	2,000	1,987,560
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/26	2,725	3,012,814
Philadelphia PA SD GO
Series 2011E
5.25%, 9/01/23	4,000	4,623,400
Pittsburgh & Allegheny PA Sports & Exhibition Auth (Pittsburgh-Allegheny Cnty PA Sales Tax)
AGM
5.00%, 2/01/31	1,075	1,210,385
Pittsburgh PA GO
AGM Series 06C
5.25%, 9/01/17	5,000	5,666,850
Pittsburgh PA Pub Pkg Auth
NPFGC-RE Series 05A
5.00%, 12/01/19	2,435	2,587,772

	Principal Amount (000)	U.S. $ Value
Reading PA Area Wtr Auth
5.00%, 12/01/31	$1,000	$1,120,420
State Pub Sch Bldg Auth PA
AGM Series 03
5.25%, 6/01/13 (Pre-refunded/ETM)	5,000	5,102,150
State Pub Sch Bldg Auth PA (Colonial Intermediate Unit No. 20)
NPFGC-RE Series 05
5.00%, 5/15/26	2,025	2,165,980
Wilkes-Barre PA Fin Auth (Univ of Scranton)
5.00%, 11/01/30	2,500	2,807,375
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	510	549,372

		98,781,915

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	260	234,335

District of Columbia - 2.4%
District of Columbia Tax Incr
5.25%, 12/01/26	2,625	3,216,518

Florida - 2.2%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	1,995	1,770,064
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	935	938,749
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	235	239,778

		2,948,591

Guam - 0.8%
Guam Intl Arpt Auth
NPFGC Series 03B
5.25%, 10/01/23	500	505,920
Guam Wtrworks Auth
Series 05
6.00%, 7/01/25	500	525,915

		1,031,835

Illinois - 3.8%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest)
Series 03
6.625%, 3/01/33	981	873,777
Chicago IL Wtr
5.00%, 11/01/29	3,235	3,802,969

	Principal Amount (000)	U.S. $ Value
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	$436	$450,187

		5,126,933

New York - 5.1%
New York NY Mun Wtr Fin Auth
Series EE
5.00%, 6/15/31	1,735	2,094,700
Triborough Brdg & Tunl Auth NY
5.00%, 1/01/28	4,000	4,804,360

		6,899,060

Puerto Rico - 6.6%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	800	810,256
5.375%, 7/01/24	1,530	1,566,093
Puerto Rico GO
5.25%, 7/01/23	500	503,800
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	1,180	1,263,296
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03G
5.25%, 7/01/14	3,335	3,375,087
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	300	301,707
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series N
5.50%, 7/01/22	345	353,532
Univ of Puerto Rico
5.00%, 6/01/22	655	657,410

		8,831,181

Washington - 0.8%
Washington St GO
AGM
5.00%, 7/01/15 (Pre-refunded/ETM)	920	1,024,576

Total Municipal Obligations (cost $120,675,383)		128,094,944

	Shares
SHORT-TERM INVESTMENTS - 4.2%
Investment Companies - 4.2%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.15% (d) (cost $5,568,605)	5,568,605	5,568,605

U.S. $ Value
Total Investments - 99.8% (cost $126,243,988) (e)	$133,663,549
Other assets less liabilities - 0.2%	252,516

Net Assets - 100.0%	$133,916,065

(a)	When-Issued or delayed delivery security.
(b)	Illiquid security.
(c)	Floating Rate Security. Stated interest rate was in effect at December 31, 2012.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,898,693 and gross unrealized depreciation of investments was $(479,132), resulting in net unrealized appreciation of $7,419,561.

As of December 31, 2012, the Fund held 30.4% of net assets in insured bonds (of this amount 25.1% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SRF	-	State Revolving Fund
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Pennsylvania Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$119,731,013		$8,363,931		$128,094,944
Short-Term Investments		5,568,605		– 0	–	– 0	–	5,568,605

Total Investments in Securities		5,568,605		119,731,013		8,363,931		133,663,549
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$5,568,605		$119,731,013		$8,363,931		$133,663,549

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/12	$11,125,498		$11,125,498
Accrued discounts/(premiums)	3,579		3,579
Realized gain (loss)	474,732		474,732
Change in unrealized appreciation/depreciation	(652,878)		(652,878)
Purchases	– 0	–	– 0	–
Sales	(3,100,000)		(3,100,000)
Transfers in to Level 3	513,000		513,000
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/12+	$8,363,931		$8,363,931

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$(172,972)		$(172,972)

+ There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$8,363,931	Third Party Vendor	Evaluated Quotes	$78.32 - $109.53

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Virginia Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.4%
Long-Term Municipal Bonds - 97.4%
Virginia - 70.4%
Albemarle Cnty VA IDA Ed Fac (The Covenant School)
Series 01A
7.75%, 7/15/32	$2,990	$3,043,521
Arlington Cnty VA IDA MFHR (Arlington View Terrace Apts)
Series 01
5.15%, 11/01/31	1,510	1,525,704
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	100	101,221
Chesapeake VA GO
Series 2010D
5.00%, 12/01/25	2,275	2,753,387
Chesterfield Cnty VA EDA (Brandermill Woods)
5.125%, 1/01/43	1,000	1,014,020
Dulles Town Ctr CDA VA
4.25%, 3/01/26	1,000	990,010
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist)
5.00%, 4/01/28	8,635	10,031,711
Fairfax Cnty VA EDA (Goodwin House)
5.00%, 10/01/22	1,000	1,099,340
Fairfax Cnty VA IDA (Inova Health Sys)
5.00%, 5/15/25	1,000	1,151,300
Fairfax Cnty VA Wtr Auth
5.00%, 4/01/28	2,000	2,477,260
Fairfax VA GO
Series 2010
5.00%, 7/15/25	480	580,200
Hampton VA Convention Ctr
5.00%, 1/15/13 (Pre-refunded/ETM)	635	635,927
AMBAC
5.00%, 1/15/13 (Pre-refunded/ETM)	4,515	4,521,592
Hampton VA GO
Series 2010A
5.00%, 1/15/21	1,750	2,113,107
Series 2012A
5.00%, 4/01/25-4/01/26	6,275	7,717,177
Hamptons Roads Santn Dist VA Wstwtr
5.00%, 4/01/25	6,650	7,727,765
Hanover Cnty VA EDA (Covenant Woods)
Series 2012A
5.00%, 7/01/42	2,000	1,981,700
Harrisonburg VA IDA (Rockingham Mem Hosp)
AMBAC
5.00%, 8/15/22-8/15/25	7,850	8,745,025
Henrico Cnty VA EDA (Bon Secours Health System, Inc.)
5.00%, 11/01/30 (a)	1,000	1,082,220

	Principal Amount (000)	U.S. $ Value
Henrico Cnty VA GO
5.00%, 12/01/26	$1,000	$1,182,890
Series 2010
5.00%, 7/15/24	6,600	8,008,638
Henrico Cnty VA Wtr & Swr
5.00%, 5/01/25	1,165	1,379,243
Series 2009
5.00%, 5/01/27	1,200	1,410,516
Isle Wight Cnty VA GO
5.00%, 7/01/31-7/01/32	2,315	2,788,828
6.00%, 7/01/27	3,500	4,291,245
James City Cnty VA EDA (James City Cnty VA Lease)
AGM
5.00%, 6/15/22	4,385	5,065,333
Leesburg VA GO
Series 2011A
5.00%, 1/15/24	2,040	2,473,398
Lexington VA Indl Dev Auth (Virginia Military Institute)
Series 2010B
5.00%, 12/01/30	3,885	4,479,094
Loudoun Cnty VA Santn Auth
5.00%, 1/01/29	3,820	4,523,224
Montgomery Cnty VA IDA (Montgomery Cnty VA Lease)
5.00%, 2/01/24	2,000	2,240,940
Mosaic Dist VA CDA
Series 2011A
6.875%, 3/01/36	250	285,383
New Port CDA VA
5.50%, 9/01/26 (b)	924	587,267
Newport News VA GO
Series 2012A
5.00%, 7/15/24	2,695	3,369,505
Newport News VA IDA MFHR (Walker Village Apts)
Series 02A
5.55%, 9/20/34	1,880	1,881,767
5.65%, 3/20/44	1,660	1,661,577
Norfolk VA Wtr
5.00%, 11/01/27-11/01/28	4,000	4,842,992
Northwestern Reg Jail Auth VA
NPFGC
5.00%, 7/01/25	1,500	1,638,735
Portsmouth VA GO
Series 2012A
5.00%, 7/15/25	4,170	5,189,190
Prince William Cnty VA IDA (George Mason Univ)
5.50%, 9/01/31	3,750	4,363,687
Prince William Cnty VA IDA (Woodwind Gables Apt)
AMBAC Series 01A
5.30%, 12/01/34	2,760	2,724,644
Reynolds Crossing CDA VA
5.10%, 3/01/21	1,990	2,020,527
Richmond VA GO

	Principal Amount (000)	U.S. $ Value
Series 2009A
5.00%, 7/15/27	$1,400	$1,667,246
AGM Series 05A
5.00%, 7/15/15 (Pre-refunded/ETM)	2,500	2,785,225
Richmond VA Pub Util
5.00%, 1/15/28	1,000	1,173,350
Roanoke VA GO
5.00%, 2/01/24	1,000	1,239,400
Series 2012C
5.00%, 2/01/23-2/01/25	2,000	2,479,770
Roanoke VA IDA (Carilion Health Sys)
AGM
5.00%, 7/01/27	3,000	3,372,060
Suffolk VA GO
5.00%, 2/01/17 (Pre-refunded/ETM)	1,710	1,999,623
5.00%, 8/01/22-2/01/26	7,140	8,629,090
NPFGC
5.00%, 2/01/20	1,290	1,489,937
Univ of Virginia
5.00%, 9/01/29	2,910	3,574,848
Upper Occoquan Swr Auth VA
AGM
5.00%, 7/01/25	2,500	2,748,725
Virginia Beach VA Wtr & Swr
5.00%, 10/01/30	2,000	2,209,480
Virginia College Bldg Auth
5.00%, 9/01/15 (Pre-refunded/ETM)	220	246,358
Series 05A
5.00%, 9/01/15 (Pre-refunded/ETM)	5,890	6,595,681
Virginia College Bldg Auth (Liberty Univ)
5.25%, 3/01/29	5,000	5,878,050
Virginia College Bldg Auth (Roanoke College)
5.00%, 4/01/23	1,000	1,118,360
Virginia College Bldg Auth (Virginia Lease Pub Hgr Ed)
5.00%, 9/01/16	5,615	6,273,471
Virginia ComWlth Univ Hlth Sys Auth
5.00%, 7/01/27	1,000	1,175,150
Virginia Port Auth
Series 2010
5.00%, 7/01/30	2,250	2,562,007
Virginia Resources Auth (Virginia Pooled Fing Prog Infrastructure)
Series 2011B
5.00%, 11/01/26	7,740	9,595,588
Series 2012A
5.00%, 11/01/28-11/01/32	10,795	13,388,842
Virginia Resources Auth (Virginia SRF)
Series 2009
5.00%, 10/01/25	3,345	4,068,992
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj)
5.00%, 7/01/34	2,835	2,934,622
Virginia Small Business Fin Auth (Elizabeth River Crossing LLC)

	Principal Amount (000)	U.S. $ Value
5.25%, 1/01/32	$2,500	$2,695,625
Virginia Small Business Fin Auth (Wellmont Hlth Sys Proj)
5.125%, 9/01/22	710	778,018
Virginia Trnsp Brd (Virginia Fed Hwy Grant)
Series 2012A
5.00%, 9/15/27	2,000	2,448,980
Watkins Centre CDA VA
5.40%, 3/01/20	539	555,089

		219,384,397

Arizona - 1.8%
Arizona Sports & Tourism Auth
Series 2012A
5.00%, 7/01/29	3,945	4,487,674
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	350	315,452
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	705	791,574

		5,594,700

California - 1.0%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,910	2,263,140
Series 2008A
5.50%, 8/15/23	660	766,088

		3,029,228

Colorado - 0.4%
Denver Co. City & Cnty Arpt (Denver Intl Airport)
Series 2012A
5.00%, 11/15/28	1,220	1,395,570

District of Columbia - 7.0%
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	4,700	5,734,799
Metro Washington Arpt Auth VA
Series C
5.125%, 10/01/34	5,130	5,893,241
Series 2012A
5.00%, 10/01/30	2,480	2,804,384
Metro Washington Arpt Auth VA (Dulles Toll Road)
Series 2010B
6.50%, 10/01/44 (c)	4,300	3,717,780
Washington DC Metro Area Trnst Auth
5.25%, 7/01/27	3,000	3,505,230

		21,655,434

	Principal Amount (000)	U.S. $ Value
Florida - 1.3%
Orlando & Orange Cnty Expwy Auth FL
5.00%, 7/01/35 (a)	$2,250	$2,528,033
Pinellas Cnty FL Ed Fac (Barry Univ)
5.00%, 10/01/27	400	439,436
5.25%, 10/01/30	1,000	1,095,740

		4,063,209

Georgia - 0.2%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	536,215

Illinois - 0.3%
Illinois Railsplitter Tobacco Set Auth
6.00%, 6/01/28	325	393,478
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	436	450,187

		843,665

Kansas - 1.0%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Util Sys)
Series 2012A
5.00%, 9/01/27-9/01/28	2,650	3,138,101

Louisiana – 0.9%
Louisiana Citizens Ppty Ins Corp.
5.00%, 6/01/24	2,350	2,674,864

Michigan - 0.5%
Michigan Pub Pwr Agy
Series 2012A
5.00%, 1/01/32	1,575	1,722,830

New York - 3.0%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/28-11/15/29	5,745	6,695,813
New York NY GO
Series 06
5.00%, 6/01/22	1,125	1,278,248
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	1,275	1,445,480

		9,419,541

Puerto Rico - 6.9%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	800	822,976
NPFGC
5.50%, 7/01/17	5,000	5,375,700
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	533,090

	Principal Amount (000)	U.S. $ Value
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	$500	$526,210
Puerto Rico HFA MFHR
5.00%, 12/01/13 (Pre-refunded/ETM)	3,290	3,431,996
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	1,580	1,608,914
5.125%, 12/01/27	290	310,471
Puerto Rico Hwy & Trnsp Auth
Series 2003G
5.25%, 7/01/13 (Pre-refunded/ETM)	1,395	1,429,108
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03G
5.25%, 7/01/14	1,840	1,862,117
FGIC Series 2003G
5.25%, 7/01/14	365	369,387
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	340	341,935
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/19 (Pre-refunded/ETM)	25	32,142
5.50%, 8/01/28	2,975	3,170,457
Univ of Puerto Rico
5.00%, 6/01/22	1,740	1,746,403

		21,560,906

Texas - 1.1%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	1,110	1,347,684
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	555	662,681
Texas Trnsp Comm (Central Texas Turnpike)
Series 2012A
5.00%, 8/15/41	1,400	1,514,254

		3,524,619

Washington - 0.6%
Washington St GO
AGM
5.00%, 7/01/15 (Pre-refunded/ETM)	1,335	1,486,749
Washington St Hgr Ed Fac Auth (Whitworth Univ)
5.00%, 10/01/32	400	438,396

		1,925,145

Wisconsin - 1.0%
Wisconsin Hlth & Ed Fac Auth (Ministry Health Care, Inc.)
Series 2012A
5.00%, 8/15/32	2,700	2,990,898

	Shares	U.S. $ Value
Total Municipal Obligations (cost $282,872,679)		$303,459,322

SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 2.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15%(d) (cost $6,494,066)	6,494,066	6,494,066

Total Investments - 99.5% (cost $289,366,745)(e)		309,953,388
Other assets less liabilities - 0.5%		1,466,939

Net Assets - 100.0%		$311,420,327

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$7,000	12/1/17	SIFMA	*	3.792%	$1,103,126

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)	Illiquid security.
(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,218,281 and gross unrealized depreciation of investments was $(631,638), resulting in net unrealized appreciation of $20,586,643.

As of December 31, 2012, the Fund held 13.5% of net assets in insured bonds (of this amount 20.8% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CFD	-	Community Facilities District
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
SRF	-	State Revolving Fund
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Virginia Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$288,042,617		$15,416,705		$303,459,322
Short-Term Investments		6,494,066		– 0	–	– 0	–	6,494,066

Total Investments in Securities		6,494,066		288,042,617		15,416,705		309,953,388
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	1,103,126		– 0	–	1,103,126
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$6,494,066		$289,145,743		$15,416,705		$311,056,514

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Interest Rate Swap Contracts		Total
Balance as of 9/30/12	$11,837,665	$1,152,592		$12,990,257
Accrued discounts/(premiums)	2,913	– 0	–	2,913
Realized gain (loss)	20,553	– 0	–	20,553
Change in unrealized appreciation/depreciation	(46,436)	– 0	–	(46,436)
Purchases	4,050,790	– 0	–	4,050,790

	Long-Term Municipal Bonds		Interest Rate Swap Contracts			Total
Sales	(1,805,000)			– 0	–	(1,805,000)
Transfers in to Level 3	1,356,220			– 0	–	1,356,220
Transfers out of Level 3	– 0	–		(1,152,592)		(1,152,592)

Balance as of 12/31/12+	$15,416,705		$	– 0	–	$15,416,705

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$(25,545)		$	– 0	–	$(25,545)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at
	12/31/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$15,416,705	Third Party Vendor	Evaluated Quotes	$63.56 - $121.41

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 25, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 25, 2013